Note 37	12 Months Ended
Dec. 31, 2025
Net Interest Income [Abstract]
Disclosure of Net interest income [Text Block]	Net interest incomeInterest and other income
The breakdown of the interest and other income recognized in the consolidated income statement is as follows:

INTEREST AND OTHER INCOME. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	2025	2024	2023
Financial assets at fair value through profit or loss	5,299	6,243	5,497
Financial assets at fair value through other comprehensive income	3,342	4,108	3,505
Financial assets at amortized cost ⁽¹⁾	48,695	50,393	38,545
Adjustments of income as a result of hedging transactions	777	701	72
Other income	233	214	231
Total	58,345	61,659	47,850
Of which: Insurance activity	1,432	1,448	1,052
(1) Includes interest on demand deposits at central banks and credit institutions.

The amounts recognized in consolidated equity in connection with hedging derivatives for the years ended December 31, 2025, 2024 and 2023 and the amounts derecognized from the consolidated equity and taken to the consolidated income statements during those years are included in the “Consolidated statements of recognized income and expense”.
Interest expense
The breakdown of the balance under this heading in the consolidated income statements is as follows:

INTEREST EXPENSE. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	2025	2024	2023
Financial liabilities at fair value through profit or loss	4,392	5,633	3,979
Financial liabilities at amortized cost	26,182	28,506	19,276
Adjustments of expense as a result of hedging transactions	388	1,097	809
Cost attributable to pension funds	234	228	174
Other expense	869	929	523
Total	32,065	36,392	24,761
Of which: Insurance activity	979	1,016	633